Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income	$ 67,372	$ 51,408
Adjustments to reconcile net income to cash from operating activities:
Depreciation	119,268	108,016
Amortization of deferred financing costs	1,076	1,064
Loss (gain) on disposal of property, plant and equipment	536	(85)
Net realized and unrealized gain on derivative financial instruments	(778)	(2,737)
Stock-based compensation expense	4,780	11,606
Cash settlement of deferred share unit plan	0	(2,300)
Equity earnings in affiliates and joint ventures	(37,053)	(21,860)
Dividends and advances received from affiliates and joint ventures	12,760	11,270
Deferred income tax expense	15,446	8,285
Other adjustments to cash from operating activities	(896)	(158)
Net changes in non-cash working capital	(13,310)	671
Total operating activities	169,201	165,180
Investing activities:
Acquisition of ML Northern Services Limited, net of cash acquired	(2,205)	0
Acquisition of DGI (Aust) Trading Pty Limited, net of cash acquired	0	(11,395)
Purchase of property, plant and equipment	(111,499)	(112,563)
Additions to intangible assets	(3,765)	(1,228)
Proceeds on disposal of property, plant and equipment	3,400	17,141
Investment in affiliates and joint ventures	0	(1,959)
Net collections of loans with affiliates and joint ventures	16,600	3,664
Cash settlement of derivative financial instruments	0	7,071
Total investing activities	(97,469)	(99,269)
Financing activities:
Proceeds from long-term debt	83,400	135,049
Repayment of long-term debt	(31,197)	(164,369)
Financing costs	(318)	(3,567)
Repayment of finance lease obligations	(27,443)	(33,949)
Dividend payments	(7,773)	(4,423)
Proceeds from exercise of stock options	0	519
Share purchase program	(34,132)	(16,519)
Purchase of treasury shares	(2,030)	(5,500)
Total financing activities	(19,493)	(92,759)
Increase (decrease) in cash	52,239	(26,848)
Effect of exchange rate on changes in cash	304	2
Cash, beginning of year	16,601	43,447
Cash, end of year	$ 69,144	$ 16,601